CONTRIBUTED EQUITY (Tables)	6 Months Ended
Dec. 31, 2020
CONTRIBUTED EQUITY [Abstract]
Issued Capital
	December 31, 2020 US$	June 30, 2020 US$
Issued capital
1,390,704,858 fully paid ordinary shares (June 30, 2020: 1,035,320,206 fully paid ordinary shares)	136,239,389	74,877,325

Movements in Issued Capital
Movements in issued capital

Details	Number of Ordinary Shares	Issue Price		US$
Opening balance at July 1, 2020	1,035,320,206		-	74,877,325
Issue of shares – share placement (August 2020)	120,000,000	$	A0.09	7,783,560
Issue of shares – U.S. public offering (October 2020)	230,000,000	US$0.25		57,500,000
Issue of shares – exercise of incentive options	500,000	$	A0.35	156,465
Issue of shares – exercise of incentive options (cashless)	4,384,652		-	298,999
Issue of shares – conversion of performance rights	500,000		-	30,359
Share issue costs	-		-	(4,407,319)
Closing balance at December 31, 2020	1,390,704,858			136,239,389